Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2021	Mar. 31, 2021
Derivative assets
Gross derivative balances, Derivative assets	[1]	¥ 13,498	¥ 16,006
Less: Amounts offset in the consolidated balance sheets	[2]	(12,333)	(14,786)
Total net amounts reported on the face of the consolidated balance sheets	[3]	1,165	1,220
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(334)	(240)
Net amount		831	980
Derivative liabilities
Gross derivative balances, Derivative liabilities	[1],[5]	13,264	16,191
Less: Amounts offset in the consolidated balance sheets	[2],[5]	(11,994)	(14,697)
Total net amounts reported on the face of the consolidated balance sheets	[3],[5]	1,270	1,494
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4],[5]	(232)	(310)
Net amount	[5]	1,038	1,184
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		720	904
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	904	1,439
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		434	498
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	636	790
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		7,446	8,456
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	6,810	7,871
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		826	1,147
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	844	1,146
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		25	29
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	21	20
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		157	169
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	224	251
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		267	282
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	254	269
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		2	4
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	1	3
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		3,618	4,516
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	3,570	4,402
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		0	0
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	0	0
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		3	1
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	¥ 0	¥ 0

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2021, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥392 billion and ¥589 billion, respectively. As of September 30, 2021, the gross balance of such derivative assets and derivative liabilities was ¥364 billion and ¥565 billion, respectively.
[2]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2021, Nomura offset a total of ¥1,594 billion of cash collateral receivables against net derivative liabilities and ¥1,683 billion of cash collateral payables against net derivative assets. As of September 30, 2021, Nomura offset a total of ¥1,158 billion of cash collateral receivables against net derivative liabilities and ¥1,497 billion of cash collateral payables against net derivative assets.
[3]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[4]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2021, a total of ¥283 billion of cash collateral receivables and ¥572 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2021, a total of ¥241 billion of cash collateral receivables and ¥523 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[5]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.